Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	[1]	$ 85,234	$ 91,377
Cheques and other items in transit, net		2,232	1,884
Total cash and cash equivalents		$ 87,466	$ 93,261	$ 57,408

[1]	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.